RESTRICTED CASH	12 Months Ended
Dec. 31, 2023
RESTRICTED CASH
RESTRICTED CASH
5.	RESTRICTED CASH

As of December 31, 2022 and 2023, the Group held restricted cash of RMB76,070 and RMB144,640 respectively in designated bank accounts, which were composed of the deposit required for issuing bank acceptance bills of RMB56,655 and RMB119,934 respectively and the judicial frozen funds. As of December 31, 2022 and 2023, the Group held the deposit for issuing bank acceptance bills of RMB56,655 and RMB119,934 respectively, and the judicial frozen funds of RMB19,415 and RMB24,706 respectively.